INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	$ 966	$ 964
Amortization	(13)	(8)
Foreign currency translation	45	(103)
Impact of deconsolidation due to loss of control and other	(1)	0
Balance, end of period	1,062	966
Other Acquisitions
Reconciliation of changes in intangible assets other than goodwill [abstract]
Acquisitions, Manager Reorganization and Acquisition of Foreign Investments	5	5
Manager Reorganization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Acquisitions, Manager Reorganization and Acquisition of Foreign Investments	0	108
Foreign Investments
Reconciliation of changes in intangible assets other than goodwill [abstract]
Acquisitions, Manager Reorganization and Acquisition of Foreign Investments	$ 60	$ 0